Earnings (loss) per share: (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Information on Earnings (Loss) Per Share

The information on earnings (loss) per share is shown below:

	December 31, 2024		December 31, 2023		December 31, 2022
Net loss available to Class A shares	Ps.	—	Ps.	(306,153)	Ps.	(565,110)
Weighted average Class A shares (1)		—		12,000,000		12,000,000
Basic and diluted loss per Class A share	Ps.	—	Ps.	(25.51)	Ps.	(47.09)

Net income available to common stockholders (basic)	Ps.	334,422
Weighted average common shares (2)		109,203,573
Basic earnings per common share	Ps.	3.06
Net income available to common stockholders (diluted)	Ps.	334,830
Diluted weighted average common shares (2)		139,606,695
Diluted earnings per common share	Ps.	2.40

(1) For the years ended on December 31, 2023 and 2022, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.

(2) For the year ended December 31, 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3- for-1 split of common shares occurred in January 2024.